TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Non-current trade receivables	$ 6,430	$ 6,923
Other non-financial assets	12,718	14,754
Total non-current	19,148	21,677
Current trade receivables	279,926	358,311
Other receivables	8,439	13,225
Prepayments	18,332	7,849
Personnel	8,957	9,180
Total Current	315,654	388,565
Total	334,802	410,242
Trade receivables	288,531	371,333
Impairment allowances	(2,175)	(6,099)	$ (4,279)
Trade receivables, net	$ 286,356	$ 365,234